POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 22, 2017 TO THE

SUMMARY PROSPECTUS DATED FEBRUARY 24, 2017, AS REVISED AUGUST 18, 2017

PowerShares Russell 1000 Equal Weight Portfolio

Effective immediately, under the section titled “Principal Investment Strategies,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

“The Underlying Index is re-weighted at the close of the third Friday in March, September and December.”

Please Retain This Supplement for Future Reference.

P-EQAL-SUMPRO-1-SUP-1 092217